INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital		Share premium	Reserve from re-measurement of defined benefit plan	Foreign currency translation reserve	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2023	$ 0	[1]	$ 256,194	$ 27		$ (184,179)	$ 72,042
Loss							(9,930)
Total comprehensive income (loss)						(9,930)	(9,930)
Issuance of Ordinary shares	0	[1]	351				351
Exercise of options	0	[1]	248				248
Share-based compensation			1,594				1,594
Balance at the end at Jun. 30, 2024	0	[1]	258,387	27		(194,109)	64,305
Balance at the beginning at Dec. 31, 2024	0	[1]	261,769	96	$ (307)	(206,670)	54,888
Loss						(8,777)	(8,777)
Total other comprehensive income					623		623
Total comprehensive income (loss)					623	(8,777)	(8,154)
Exercise of options	0	[1]	522				523
Share-based compensation			1,508				1,508
Balance at the end at Jun. 30, 2025	$ 1		$ 263,799	$ 96	$ 316	$ (215,447)	$ 48,765

[1]	Represents an amount lower than $1.